            As filed with the U.S. Securities and Exchange Commission
                               on January 29, 1999


                        Securities Act File No. 33-61225
                    Investment Company Act File No. 811-07327

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                         Pre-Effective Amendment No.               [ ]


                       Post-Effective Amendment No. 6              [x]


                                     and/or

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [x]


                               Amendment No. 8                     [x]


                        (Check appropriate box or boxes)

                 Warburg, Pincus Post-Venture Capital Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                              466 Lexington Avenue
                          New York, New York 10017-3147
              (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (212) 878-0600


                                Janna Manes, Esq.
                 Warburg, Pincus Post-Venture Capital Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)


                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: February 16, 1999


It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)


         [ ] 60 days after filing pursuant to paragraph (a)(1)



         [x] on February 16, 1999 pursuant to paragraph (a)(1)


         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


         [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     --------------------------------------

         The Prospectuses and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 5 filed on December 3, 1998.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

Exhibit No.                 Description of Exhibit
-----------                 ----------------------
a        (1)                Articles of Incorporation.(1)
         (2)                Articles Supplementary.(2)
         (3)                Articles of Amendment.(2)
b        (1)                By-Laws.(1)
         (2)                Amendment to the By-Laws.(3)
c                           Forms of Share Certificates.(1)
d        (1)                Form of Investment Advisory Agreement.(1)
         (2)                Form of Sub-Investment Advisory Agreement with Abbott Capital Management, L.P.(2)
         (3)                Form of Sub-Investment Advisory Agreement with Abbott Capital Management, L.L.C.(2)
e                           Form of Distribution Agreement.(2)
f                           Not applicable.
g        (1)                Form of Custodian Agreement with PNC Bank, National Association.(4)
         (2)                Form of Custodian Agreement with State Street Bank and Trust Company.(5)

-------------------

1 Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, filed on September 22, 1995.

2        Incorporated by reference to Registrant's Post-Effective Amendment No.
         3 to its Registration Statement on Form N-1A, filed on February 21,
         1997.

3 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Warburg, Pincus Global Fixed Income Fund, Inc. filed on February 17, 1998 (Securities Act File No. 33-36066; Investment Company Act File No. 811-06143).

4 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

5 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign

h        (1)                Form of Transfer Agency Agreement with State Street Bank & Trust Company.(4)
         (2)                Form of Counsellors Service Co-Administration Agreement.(4)
         (3)                Form of PFPC Co-Administration Agreement.(4)
         (4)                Form of Services Agreements.(5)
         (5)                Form of Credit Agreement with Deutsche Bank AG, New York Branch.(6)
         (6)                Form of Letter Agreement and Discretionary Line of Credit Demand Note with PNC Bank.(6)
         (7)                Form of Credit Agreement with PNC Bank.(6)

i                           Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant.(7)


j                           Consent of PricewaterhouseCoopers LLP, Independent Accountants.(7)

k                           Not applicable.
l                           Form of Purchase Agreement.(1)
m        (1)                Form of Shareholder Servicing and Distribution Plan.(5)
         (2)                Form of Distribution Plan.(5)

n        (1)                Financial Data Schedule relating to Common Shares.(7)

         (2)                Financial Data Schedule relating to Advisor Shares.(7)

o                           Rule 18f-3 Plan.(8)



Item 24. Persons Controlled by or Under Common Control with Registrant

                  From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on

-------------------

         Markets (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) on November 5, 1997 (Securities Act File No. 333-39611).

6 Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 4, 1996.

7        To be filed by amendment.

8 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc. a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.          Indemnification

                  Registrant and officers and directors of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Registrant's Registration Statement, filed on July 21, 1995.

Item 26.          Business and Other Connections of
                  Investment Adviser

                  Warburg, is a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).


                  Abbott Capital Management, L.L.C. ("Abbott") acts as sub-investment adviser for the Registrant. Abbott renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of Abbott, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to schedules A and D of Form ADV filed by Abbott (SEC File No. 801-27914).


Item 27.          Principal Underwriter

                  (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications

Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                  (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934, as amended.

                  (c)      None.

Item 28.          Location of Accounts and Records

                  (1) Warburg, Pincus Post-Venture Capital Fund, Inc. 466 Lexington Avenue
                           New York, New York  10017-3147
                           (Fund's Articles of Incorporation, By-laws and minute books)

                  (2)      Warburg Pincus Asset Management, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as investment adviser)

                  (3)      Counsellors Funds Service, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (records relating to its functions as
                           co-administrator)

                  (4)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware  19809
                           (records relating to its functions as
                           co-administrator)

                  (5)      Counsellors Securities Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as distributor)

                  (6)      PNC Bank, National Association
                           1600 Market Street
                           Philadelphia, Pennsylvania 19103
                           (records relating to its functions as custodian)

                  (7)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           (records relating to its functions as shareholder servicing agent, transfer agent, dividend disbursing agent and custodian)

                  (8)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as transfer agent and dividend disbursing agent)

                  (9)      Abbott Capital Management, L.L.C.
                           1330 Avenue of the Americas
                           New York, New York 10019
                           (records relating to its functions as sub-investment adviser)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings


                  Not applicable.

                                   SIGNATURES



                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of January, 1999.


                                 WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.

                                 By:/s/ Eugene L. Podsiadlo
                                    -------------------------------------------
                                       Eugene L. Podsiadlo
                                       President

                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                              Title                                 Date
---------                                              -----                                 ----
/s/  John L. Furth                                     Chairman of the                       January 29, 1999
--------------------------------------------           Board and Director
  John L. Furth

/s/  Eugene L. Podsiadlo                               President                             January 29, 1999
--------------------------------------------
  Eugene L. Podsiadlo

/s/  Howard Conroy                                     Vice President                        January 29, 1999
--------------------------------------------           and Chief Financial Officer
  Howard Conroy

/s/  Daniel S. Madden                                  Treasurer and Chief Accounting        January 29, 1999
--------------------------------------------           Officer
  Daniel S. Madden

/s/  Richard N. Cooper                                 Director                              January 29, 1999
--------------------------------------------
  Richard N. Cooper

/s/  Jack W. Fritz                                     Director                              January 29, 1999
--------------------------------------------
  Jack W. Fritz

/s/  Jeffrey E. Garten                                 Director                              January 29, 1999
--------------------------------------------
  Jeffrey E. Garten

/s/  Thomas A. Melfe                                   Director                              January 29, 1999
--------------------------------------------
  Thomas A. Melfe

/s/ Arnold M. Reichman                                 Director                              January 29, 1999
--------------------------------------------
    Arnold M. Reichman

/s/  Alexander B. Trowbridge                           Director                              January 29, 1999
--------------------------------------------
  Alexander B. Trowbridge